Risks and Financial Instruments - Positions of derivative financial instruments to hedge commodity price risk (Detail) - Commodity price risk [member] R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) m³	Dec. 31, 2020 BRL (R$) m³	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ 1,302	R$ (563)
Heating Oil [member] | Term [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount (m3) | m³	167,255	108,429
Notional amount (USD thousands) | $			$ 103,148	$ 42,399
Fair value	R$ 2,269	R$ (563)
RBOB [member] | Term [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount (m3) | m³	29,413
Notional amount (USD thousands) | $			$ 17,112
Fair value	R$ (967)